Shareholder Report, Line Graph (Details) - USD ($)	1 Months Ended
	Jun. 30, 2025	Dec. 31, 2024	Jun. 30, 2024	Dec. 31, 2023	Jun. 30, 2023	Dec. 31, 2022	Jun. 30, 2022	Dec. 31, 2021	Jun. 30, 2021	Dec. 31, 2020	Jun. 30, 2020	Dec. 31, 2019	Jun. 30, 2019	Dec. 31, 2018	Jun. 30, 2018	Dec. 31, 2017	Jun. 30, 2017	Dec. 31, 2016	Jun. 30, 2016	Dec. 31, 2015	Jun. 30, 2015
INVESTOR CLASS
Account Value [Line Items]
Accumulated Value	$ 18,330	$ 16,939	$ 14,716	$ 14,208	$ 13,327	$ 12,379	$ 11,356	$ 11,883	$ 12,018	$ 11,169	$ 10,626	$ 9,898	$ 9,616	$ 9,503	$ 9,712	$ 9,720	$ 9,861	$ 10,001	$ 9,961	$ 9,657	$ 10,000
CLASS C
Account Value [Line Items]
Accumulated Value	17,016	15,773	13,762	13,333	12,549	11,696	10,778	11,318	11,495	10,718	10,237	9,570	9,334	9,258	9,502	9,543	9,714	9,886	9,884	9,622	10,000
INSTITUTIONAL CLASS
Account Value [Line Items]
Accumulated Value	18,800	17,350	15,051	14,526	13,604	12,616	11,562	12,081	12,207	11,325	10,758	10,013	9,713	9,584	9,790	9,782	9,914	10,038	9,991	9,674	10,000
Class A Shares
Account Value [Line Items]
Accumulated Value	20,797	19,762	18,919	18,598	18,355	18,190	17,539	17,573	17,456	14,302	11,060	12,035	11,653	10,483	11,049	10,299	10,099	9,524	9,041	8,369	9,450
Institutional Class Shares
Account Value [Line Items]
Accumulated Value	22,640	21,488	20,548	20,167	19,884	19,681	18,946	18,955	18,804	15,388	11,868	12,902	12,468	11,201	11,789	10,970	10,745	10,116	9,585	8,870	10,000
Russell Mid Cap Investor Class [Member]
Account Value [Line Items]
Accumulated Value	22,392	21,714	20,076	19,201	17,926	17,035	16,222	19,365	18,024	15,089	11,776	14,376	13,354	11,315	12,880	12,898	11,968	11,380	10,323	9,482	10,000
Russell Mid Cap Class C [Member]
Account Value [Line Items]
Accumulated Value	22,392	21,714	20,076	19,201	17,926	17,035	16,222	19,365	18,024	15,089	11,776	14,376	13,354	11,315	12,880	12,898	11,968	11,380	10,323	9,482	10,000
Russell Mid Cap Institutional Class [Member]
Account Value [Line Items]
Accumulated Value	22,392	21,714	20,076	19,201	17,926	17,035	16,222	19,365	18,024	15,089	11,776	14,376	13,354	11,315	12,880	12,898	11,968	11,380	10,323	9,482	10,000
H F R X Equity Market Class A [Member]
Account Value [Line Items]
Accumulated Value	10,385	10,099	9,853	9,736	9,400	9,317	9,087	9,310	9,448	9,221	9,116	9,597	9,675	9,779	10,118	10,098	9,996	9,926	9,941	10,457	10,000
H F R X Equity Market Institutional Class [Member]
Account Value [Line Items]
Accumulated Value	$ 10,385	$ 10,099	$ 9,853	$ 9,736	$ 9,400	$ 9,317	$ 9,087	$ 9,310	$ 9,448	$ 9,221	$ 9,116	$ 9,597	$ 9,675	$ 9,779	$ 10,118	$ 10,098	$ 9,996	$ 9,926	$ 9,941	$ 10,457	$ 10,000